RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

11.         RELATED PARTY TRANSACTIONS

With Emerald Health Sciences Inc.

As of June 30, 2019, Emerald Health Sciences Inc. (“Sciences”) held an aggregate of 40,434,242 Common Shares, representing 27% (December 31, 2018 – 43,234,242 shares, representing 31%) of the issued and outstanding Common Shares and it also held 4,411,764 (December 31, 2018 – 4,411,764) common share purchase warrants of the Company.

Sciences charged the Company $1,050,000 and $2,100,000 during the three and six months ended June 30, 2019 (June 30, 2018 - $1,050,000 and $2,100,000) for services related to financing, business development, investor relations and acquisition activities, in accordance with the amended management agreement: $562,500 and $1,125,000 were recognized as research and development costs and $487,500 and $975,000 were recognized as general and administrative fees, respectively. Sciences charged the Company $Nil during the three and six months ended June 30, 2019 (June 30, 2018 - $Nil) for invoices paid on behalf of the Company. As of June 30, 2019, the Company owed $1,507,314 (December 31, 2018 – $502,194) to Sciences for services provided. This amount is included in the due to related parties caption on the condensed interim consolidated statements of financial position and is non-interest bearing. As of June 30, 2019, Sciences owed the Company $31,421 (December 31, 2018 – $31,421) for invoices paid on behalf of Sciences, this amount is included in the due from related parties caption on the condensed interim consolidated statements of financial position and is non-interest bearing.

In May 2019, the Company amended a previous loan agreement with Sciences pursuant to which Sciences agreed to loan up to $6,000,000 to the Company, in amounts and at times agreed to by the parties. Amounts loaned bear interest at 10% per annum and are repayable on demand. As of June 30, 2019, Sciences had advanced $5,100,000 (December 31, 2018 - $Nil) in funds to the Company and charged $47,642 (June 30, 2018 - $Nil) in interest, through this agreement. The amount owing is included in Due to Related Parties on the condensed interim consolidated statements of financial position.

With the Company’s joint venture

As of June 30, 2019, Pure Sunfarms owes the Company $863,801 (December 31, 2018 - $1,942,329) for expenditures made on behalf of the joint venture. As of June 30, 2019, the Company owes to Pure Sunfarms $3,222,336 (December 31, 2018 - $1,287,082) for inventory purchased from Pure Sunfarms, that was paid subsequent to June 30, 2019. These amounts are included in the respective Due To and Due From Related Parties on the condensed interim consolidated statements of financial position, and are non-interest bearing. The Company also contributed $13,000,000 in the form of an on-demand loan as described in the Company’s Annual Financial Statements.

With a company controlled by the Company’s Executive Chairman

During the year ended December 31, 2017, the Company entered into a 30-year lease with a company (the “Landlord”) that is controlled by Avtar Dhillon, MD, the Executive Chairman of the Company with respect to land in Metro Vancouver, British Columbia on which the Company is constructing its new production facility. During the three and six months ended June 30, 2019, the Company paid to the Landlord $84,904 and $169,808 (June 30, 2018 -  $83,235 and $166,649) in rent and $Nil and $237 (June 30, 2018 - $Nil and $Nil) for invoices paid on behalf of the Company. The Landlord was reimbursed by the Company for $20,605 and $179,146 during the three and six months ended June 30, 2019 (June 30, 2018 - $14,979 and $40,699) for development fees and services related to construction of the Company’s new facility. As of June 30, 2019, the Company owed $4,671 (December 31, 2018 - $502) to the Landlord; this amount is included in Due to Related Parties on the condensed interim consolidated statements of financial position and is non-interest bearing. As at June 30, 2019, the Company recognized a lease obligation of $3,570,989 relating to the land in Metro Vancouver. This amount is included on the statements of financial position under “Lease Liability”.

With a company whose CEO is also a director of the Company

The Company holds 1,666,667 common shares and 1,666,667 common share purchase warrants of Avricore Health Inc, as described in the Company’s Annual Financial Statements. Naturals holds 3,030,303 common share purchase warrants of Avricore.

Remuneration of directors and key management of the Company

The remuneration awarded to directors and to senior key management including the Executive Chairman and President, the Chief Financial Officer and the Chief Operating Officer, includes the following expenses recognized during the period:

	For the three	For the three	For the six	For the six
	months ended	months ended	months ended	months ended
	June 30 2019	June 30 2018	June 30 2019	June 30 2018
	$	$	$	$
Wage and short-term benefits	304,805	258,930	561,382	478,350
Share-based payments	2,495,360	949,773	2,852,707	1,065,763
	2,800,165	1,208,703	3,414,089	1,544,113

Included in Due to Related Parties on the condensed interim consolidated statements of financial position at June 30, 2019 is $27,500 (December 31, 2018 - $16,614) due to related parties with respect to key management personnel and expense reimbursements and are non-interest bearing.

In the event that senior key management employment agreements are terminated by the Company, other than for just cause, such officers are entitled to a minimum severance amount equal to six months of salary.

These transactions are recorded at the amounts agreed upon between the two parties.